EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effects of changes in ownership interests in subsidiaries
Other changes	R$ (2,772)	R$ (4,306)	R$ (9,590)
Effect of interest changes in subsidiaries	(2,772)	(4,306)	(9,590)
Non-controlling interests
Effects of changes in ownership interests in subsidiaries
Other changes	(2,772)	(4,306)	(9,590)
Effect of interest changes in subsidiaries	R$ (2,772)	R$ (4,306)	R$ (9,590)